Bank Borrowings	12 Months Ended
Nov. 30, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS
11.	BANK BORROWINGS

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	460,502	480,619	61,772
Over 1 year	2,493,663	2,012,828	258,702
Total	2,954,165	2,493,447	320,474

On August 3, 2021, the Group entered into a loan agreement with a financial institution in Hong Kong to borrow HK$3,483,000, which bears annual interest at a floating prime rate of 2.75% and with due date on September 16, 2029. The interest rate increased from 2.75% to 3.625% at the end of November 30, 2023, and further declined to 3.125% at the end of November 30, 2024, mainly due to the lowed interest rates by the Federal Reserve. During the years ended November 30, 2024, 2023 and 2022, the Company repaid HK$460,717 (US$59,214), HK$453,593 and HK$75,242 loan principals.

As of November 30, 2023 and 2024, the banking facilities of the Company were secured by personal guarantee from Ms. Wai Lau, the director, CEO and shareholder of the Company and with the due date same as the loan agreement.

Interest related to the bank loans was HK$101,711 (US$13,073), HK$108,259 and HK$97,167 for the years ended November 30, 2024, 2023 and 2022, respectively.